INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 15,313,305	$ 12,318,836
Intangible assets	(537,017)	(84,823)
Allowance for bad debt	(58,375)
Gross deferred tax assets	14,717,913	12,234,013
Valuation allowance	(14,717,913)	(12,234,013)
Net deferred tax assets